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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           16

Form 13F Information Table Value Total        18,510
                                          (thousands)

List of Other Included Managers: None


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
        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4            COLUMN 5            COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF                 VALUE   SHRS OR PRN                  INVESTMENT    OTHER     VOTING AUTHORITY
     NAME OF ISSUER           CLASS       CUSIP     [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

CNF TRUST I $2.50
   SERIES A DUE 6/1/12  CONVERTIBLE PFD 12612V205      981       18,500     SH                SOLE                 --      --    --
DEVON ENERGY CORP
   CV DEB               CONVERTIBLE DEB 25179MAB9    1,443    1,450,000    PRN                SOLE                 --      --    --
DUKE ENERGY CORP 8.25%
   EQTY UNTS            CONVERTIBLE PFD 264399585    1,548       68,800     SH                SOLE                 --      --    --
EL PASO ENERGY 4.75%
   CAP TR PFD           CONVERTIBLE PFD 283678209      754       20,500     SH                SOLE                 --      --    --
EQUITY RESIDENTIAL
   7.25% CV PFD G       CONVERTIBLE PFD 29476L859    1,854       74,000     SH                SOLE                 --      --    --
HANOVER COMPRESSOR CO
   CV DEB               CONVERTIBLE DEB 410768AC9    1,346    1,677,000    PRN                SOLE                 --      --    --
KAMAN CORP CV DEB       CONVERTIBLE DEB 483548AC7    1,288    1,326,000    PRN                SOLE                 --      --    --
NORAM ENERGY CORP
   CV DEB               CONVERTIBLE DEB 655419AC3      267      356,000    PRN                SOLE                 --      --    --
OMNICARE INC CV DEB     CONVERTIBLE DEB 681904AD0    1,609    1,700,000    PRN                SOLE                 --      --    --
POGO PRODUCING CV DEB   CONVERTIBLE DEB 730448AE7    1,658    1,650,000    PRN                SOLE                 --      --    --
RECKSON ASSOCIATES
   $1.90625 CV PFD      CONVERTIBLE PFD 75621K205    1,269       53,000     SH                SOLE                 --      --    --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS  CONVERTIBLE PFD 759351307      249        5,000     SH                SOLE                 --      --    --
ROUSE COMPANY $3.00 CV
   PFD SERIES B         CONVERTIBLE PFD 779273309    1,833       39,000     SH                SOLE                 --      --    --
SEMCO ENERGY INC $1.10
   FELINE PRIDES        CONVERTIBLE PFD 78412D307      423       50,000     SH                SOLE                 --      --    --
TENET HEALTHCARE CORP
   CV DEB               CONVERTIBLE DEB 88033GAD2    1,191    1,200,000    PRN                SOLE                 --      --    --
WORLD COLOR PRESS INC
   CV DEB               CONVERTIBLE DEB 981443AA2      799      750,000    PRN                SOLE                 --      --    --
                                                    18,510


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